Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Common Class A	Common Class B	Ordinary shares Common Class A	Ordinary shares Common Class A Restricted Stock Units (RSUs)	Ordinary shares Common Class B	Treasury Stock [Member]	Additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning balance (in shares) at Dec. 31, 2021				373,455,485		76,179,938
Beginning balance at Dec. 31, 2021	$ 866,261			$ 37		$ 8		$ 1,099,369	$ 3,149	$ (236,302)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	901			$ 1				900
Vesting of restricted shares and RSUs (in shares)					2,330,328
Share-based compensation expense (Note 18)	27,851							27,851
Net Income (Loss)	(120,380)									(120,380)
Foreign currency translation adjustments	(9,857)								(9,857)
Settlement of VPP (Note 18)	5,727							5,727
Share repurchase (Note 17) (in shares)							(35,839,004)
Share repurchase (Note 17)	(41,815)						$ (41,815)
Unrealized gain on debt securities	(1,286)								(1,286)
Exercise of options (in shares)				10,511,776
Exercise of options	858			$ 1				857
Treasury shares at cost (in shares) at Dec. 31, 2022							(35,839,004)
Ending balance (in shares) at Dec. 31, 2022				386,297,589		76,179,938
Ending balance at Dec. 31, 2022	728,260			$ 39		$ 8	$ (41,815)	1,134,704	(7,994)	(356,682)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs	152						$ 9,415	(9,263)
Vesting of restricted shares and RSUs (in shares)					3,048,212		5,469,616
Share-based compensation expense (Note 18)	21,901							21,901
Net Income (Loss)	(87,219)									(87,219)
Foreign currency translation adjustments	(3,418)								(3,418)
Settlement of VPP (Note 18)	3,791							3,791
Share repurchase (Note 17) (in shares)							(77,984,836)
Share repurchase (Note 17)	(62,441)						$ (62,441)
Unrealized gain on debt securities	1,385								1,385
Exercise of options (in shares)				1,978,416			9,658,772
Exercise of options	2,338						$ 15,125	(12,787)
Treasury shares at cost (in shares) at Dec. 31, 2023							(98,695,452)
Treasury shares at cost, value at Dec. 31, 2023	$ (79,716)
Ending balance (in shares) at Dec. 31, 2023	368,808,703	292,628,765	76,179,938	391,324,217		76,179,938
Ending balance at Dec. 31, 2023	$ 604,749			$ 39		$ 8	$ (79,716)	1,138,346	(10,027)	(443,901)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Vesting of restricted shares and RSUs							$ 4,401	(4,401)
Vesting of restricted shares and RSUs (in shares)							5,073,672
Share-based compensation expense (Note 18)	22,397							22,397
Net Income (Loss)	(42,727)									(42,727)
Foreign currency translation adjustments	(2,230)								(2,230)
Settlement of VPP (Note 18)	248							248
Share repurchase (Note 17) (in shares)							(16,805,024)
Share repurchase (Note 17)	$ (10,929)						$ (10,929)
Exercise of options (in shares)	13,773,112			1,052,000			15,207,180
Exercise of options	$ 1,153						$ 13,505	(12,352)
Treasury shares at cost (in shares) at Dec. 31, 2024							(95,219,624)
Treasury shares at cost, value at Dec. 31, 2024	$ (72,739)
Ending balance (in shares) at Dec. 31, 2024	373,336,531	297,156,593	76,179,938	392,376,217		76,179,938
Ending balance at Dec. 31, 2024	$ 572,661			$ 39		$ 8	$ (72,739)	$ 1,144,238	$ (12,257)	$ (486,628)